Financial investments, Restructuring agreement of Abengoa (Details) - Ten West Link [Member]	6 Months Ended
Jun. 30, 2018 mi
Restructuring Agreement [Abstract]
Percentage interest acquired	12.50%
Length of transmission lines	114